Reserves (Details)			12 Months Ended
	Aug. 13, 2025 HKD ($) shares	Aug. 13, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Feb. 05, 2024 $ / shares
Reserves [Line Items]
Number of ordinary shares | shares	1	1
Exercisable term	3 years	3 years
Gross proceeds from private placement	$ 144	$ 3.52	$ 3,144,960	$ 404,065
Proceeds from sale of ordinary shares and common warrants					$ 32,243,314
Ordinary shares [member]
Reserves [Line Items]
Par value per share (in Dollars per share) | $ / shares							$ 0.0001
Ordinary shares [member] | Securities Purchase Agreements [Member]
Reserves [Line Items]
Number of pre reverse share split | shares	20,000	20,000
Par value per share (in Dollars per share) | $ / shares		$ 0.008
Common Warrants [Member]
Reserves [Line Items]
Proceeds from sale of ordinary shares and common warrants			$ 1,330,437	$ 170,935
Common Warrants [Member] | Securities Purchase Agreements [Member]
Reserves [Line Items]
Number of pre reverse share split | shares	60,000	60,000
Par value per share (in Dollars per share) | $ / shares		$ 0.008